Restricted Net Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets [Abstract]
Percentage of annual appropriation after tax profit for general reserve	10.00%
Percentage of general reserve required as registered capital	50.00%
Subsidiary contribution to general reserve	¥ 1,443,000	¥ 0	¥ 0
Private schools required reasonable returns, contribution to reserve, percent of after-tax income before payments of dividend	25.00%
Private schools not required reasonable returns, contribution to reserve, minimum percent of annual increase of net assets	25.00%
Amount contributed to reserve for private schools	¥ 3,152,000	¥ 260,000	¥ 0
Aggregate amount of paid-in capital, capital reserve and statutory reserves not available for distribution	¥ 461,015,000